Balances And Transactions With Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balances And Transactions With Related Parties [Abstract]
Trade receivables	$ 1,488		$ 1,865
Trade payables	1,618		389
Revenues	4,232	[1]	6,211	[1]	3,203	[1]
Operating expenses, net - primarily lease, sub-contractors and communications	3,809	[2]	3,094	[2]	2,711	[2]
Purchase of property and equipment	$ 2,536		$ 1,078		$ 1,841

[1]	Distribution the Company's products on a non-exclusive basis.
[2]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.